SCHEDULE OF INVENTORY (Details) - USD ($)	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Accounting Policies [Abstract]
Finished Goods	$ 400,147	$ 1,509,985	$ 4,073,791
Component/Replacement Parts	1,593,591	1,712,553	2,559,848
Capitalized Duty/Freight	24,451	517,228	1,328,198
Inventory Reserve	(350,000)	(550,000)	(100,000)
Total	$ 1,668,189	$ 3,189,766	$ 7,861,837